Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Other long term debt, debt raised during the year	₨ 335,048.9	$ 5,166.5	₨ 129,121.4	₨ 104,257.6
Other long-term debt	581,969.0		358,109.0		$ 8,974.1
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines	0.0		0.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	62,353.1		140,571.6
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 519,615.9		₨ 217,537.4